Property, Plant And Equipment, Net (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) ft² a	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses | $	$ 112,063	$ 106,068	$ 104,980
Grants received | $	39,121	11,924
Equipment produced for self use | $	$ 119,892	$ 119,855
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate leased, square feet	1,114,414
Real estate owned, square feet	759,445
U.S. | New Hampshire, Florida and Alabama Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate owned, in acres | a	109
U.S. | Virginia And North Carolina Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate leased, square feet	38,540
U.S. | Arizona, Washington and Georgia Facilities
Property, Plant and Equipment, Net [Line Items]
Real estate leased, square feet	83,000
Real estate owned, square feet	166,000